Equity - Schedule of Attributable to the Equity Holders of the Bank (Detail) - CLP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Net income (loss) for the period	$ 443,288	$ 273,410	$ (808,784)
Weighted average number of outstanding shares	973,518	598,861	512,407
Adjusted number of outstanding shares	973,518	598,861	512,407
Basic earnings per share (Chilean pesos)	$ 0.455	$ 0.457	$ (1.578)
Diluted earnings per share
Net income (loss) for the period	$ 443,288	$ 273,410	$ (808,784)
Weighted average number of outstanding shares	973,518	598,861	512,407
Dilutive effects
Adjusted number of shares	973,518	598,861	512,407
Diluted earnings per share (Chilean pesos)	$ 0.455	$ 0.457	$ (1.578)